Collaboration and License Agreement with Incyte - Summary Of Sensitivity Analysis Of Fair Value Measurement Due To Changes In Muliple Unobervable Inputs (Detail) - Financial Liabilities From Collaborations [Member]
€ in Millions
12 Months Ended
Dec. 31, 2020 EUR (€)
Change In Price Obtained In The Market Revenue Related [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	€ 11.2
Decrease in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	(11.2)
Change In Patient Numbers And Number Of Doses Administered Revenue Related [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	10.1
Decrease in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	(10.1)
Change In Manufacturing Costs And Costs Related Components Cost Related [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	6.2
Decrease in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	(6.2)
Change In Patient Numbers And Number Of Doses Administered Cost Related [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	1.1
Decrease in fair value measurement due to change in multiple unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	€ (1.1)